Income tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax

7	Income tax

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
The following income taxes are recognized in profit:
Current tax expense (excluding withholding tax expense)	96	75	47
Current year	85	76	47
Global minimum top-up tax	6	1	—
Changes in estimates related to prior years	5	(2)	—
Deferred tax expense / (credit)	23	(5)	(19)
Origination and reversal of temporary differences	20	(9)	(15)
Changes in estimates related to prior years	3	2	(1)
Write-down of deferred tax asset	—	5	—
Release of deferred tax arising on business combinations	—	(3)	(3)
Withholding tax expense	19	11	—
Dividends	8	11	—
Brand license fees	11	—	—
Income tax expense reported in profit or loss	138	81	28
The applicable tax rate used in the effective tax rate reconciliation reflects the Group’s weighted‑average tax rate of 16.9% (2024: 10.1%) (2023: 13.4%). The weighted‑average tax rate has been determined by applying the applicable domestic tax rate of each subsidiary to its profit or loss, calculated on an absolute value basis.

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Profit before taxation	356	204	20
Group weighted average tax rate	16.9%	10.1%	13.4%
Tax expense/(benefit) at group weighted average rate	60	21	3
Tax rate differential between weighted average tax rate and local statutory tax rate	16	(1)	(12)
Non-deductible expenses inclusive of non-taxable income	13	5	11
Dividends withholding tax	8	11	—
Brand license fees withholding tax	11	—	—
Deferred tax not recognized	12	45	26
Pillar two taxes	6	—	—
Non-deductible DGC impairments	12	—	—
Income tax expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	138	81	28

	2025 $ 'millions	2024 $ 'millions
Reconciliation of deferred tax assets, net:
Net deferred tax assets as at the beginning of the period	38	35
Recognized within income tax expense	(23)	5
Foreign currency translation adjustment recognized in other comprehensive income	4	(2)
Net deferred tax assets as at end of the period	19	38

7	Income tax (continued)

	2025 $ 'millions	2024 $ 'millions
The deferred tax assets and liabilities relate to the following items:
Taxes arising on acquired intangible assets	—	(7)
Trade and other payables	8	8
Tax loss carried forward	8	35
Restricted Share Units	2	2
Right-of-use asset	(3)	(5)
Lease liability	6	7
Other assets and prepayments	(2)	(2)
Reflected in the Consolidated Statement of Financial Position:
Deferred tax assets	19	40
Deferred tax liabilities	—	(2)
The Group has tax losses in Betway Limited of $21.5 million (2024: $77.9 million), (2023: $71.5 million) that are available for offsetting against future taxable profits of Betway Limited. The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable income based on the approved business plans and budgets for the Company. The subsidiary achieved profits in the last quarter of 2024 and this continued in 2025.
Deferred tax assets of $95.7 million (2024: $90.8 million) (2023: $39.9 million) have not been recognized in various subsidiaries across different jurisdictions for their assessed losses of $408.5 million (2024: $313.9 million) (2023: $181.0 million) as they may not be used to offset taxable profits elsewhere in the Group. These have arisen in subsidiaries that have been loss-making for some time, majority of which relates to DGC and there are no other tax planning opportunities or other evidence of recoverability in the near future. Of the $408.5 million unrecognized assessed losses, $21.2 million will expire within 5 years and $387.3 million are able to be carried forward indefinitely.
In February 2026, Summit Bay (Pty) Ltd declared a dividend of $60.5 million to its shareholder, Alphamedia Limited, registered in Malta and suffered withholding tax of $3 million in March 2026. This dividend was proposed and declared before the financial statements were authorized for issue and has not been recognized as a tax liability in the financial statements.
No deferred tax liability is recognized on temporary differences of $116.6 million (2024: $82 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timings of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable future.
Pillar Two
The Group has performed an assessment of its exposure to Pillar Two income taxes based on the 2025 country-by-country reporting and 2025 financial information for its subsidiaries. The Pillar Two effective tax rates in most of the jurisdictions in which the Group operates is above 15%. However, the Group has recognized a Pillar Two current tax expense of $6.3 million (2024: $0.8 million) in respect to its subsidiaries in Guernsey, Gibraltar and Spain, which are not subject to the transitional CbCR safe harbor relief.
The Group continues to follow Pillar Two legislative developments, as further countries enact the Pillar Two rules, to evaluate the potential future impact on its consolidated results of operations, financial position and cash flows.